UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-10603

Western Asset Premier Bond Fund

Name of Registrant:

385 East Colorado Boulevard, Pasadena, CA 91101
Address of Principal Executive Offices:

Charles A. Ruys de Perez

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2008

Date of reporting period: 06/30/2008

Item 1.	Report to Shareholders.

Western Asset

Premier Bond Fund

Semi-Annual Report to Shareholders

June 30, 2008

Semi-Annual Report to Shareholders

Fund Highlights

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Net Asset Value	$145,441,963	$163,544,023
Per Share	$12.68	$14.26
Market Value Per Share	$12.24	$13.13
Net Investment Income	$8,263,976	$14,571,859
Per Common Share	$0.72	$1.27
Dividends Paid to Common Shareholders:
Ordinary Income	$6,453,507	$11,156,728
Per Common Share	$0.56	$0.97
Long-Term Capital Gains	$304,028	$2,883,791
Per Common Share	$0.03	$0.25
Dividends Paid to Preferred Shareholders:
Ordinary Income	$1,272,744	$2,907,616
Per Common Share	$0.11	$0.25
Long-Term Capital Gains	$190,581	$996,151
Per Common Share	$0.02	$0.09

The Fund

Western Asset Premier Bond Fund (“WEA” or the “Fund”) is a diversified, closed-end management investment company which seeks to provide current income and capital appreciation for its shareholders by investing primarily in a diversified portfolio of investment grade bonds. Substantially all of the Fund’s net investment income (after payment of dividends to holders of preferred shares and interest in connection with other forms of leverage (if applicable)) is distributed to the Fund’s common shareholders. A Dividend Reinvestment Plan is available to those common shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they trade under the symbol WEA.

Investment Policies

Each limitation below applies only at the time a transaction is entered into. Any subsequent change in a rating assigned to a security, or change in the percentage of the Fund’s assets invested in certain securities or other instruments, resulting from market fluctuations or other changes in the Fund’s total assets, will not require the Fund to dispose of an investment.

Under normal market conditions, the Fund expects to:

•	Invest substantially all (but at least 80%) of its total managed assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage related securities.

•

Invest at least 65% of its total managed assets in bonds that at the time of investment are investment grade quality. The Fund may invest up to 35% of its total managed assets in bonds of below grade quality.

The Fund may invest in securities or instruments other than bonds (including preferred stock) and may invest up to 10% of its total managed assets in instruments denominated in currencies other than the U.S. dollar.

Dividend Reinvestment Plan

The Fund and Computershare Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of the Fund, offer a convenient way to add shares of the Fund to your account. The Fund offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of the Fund unless the shareholder elects otherwise by contacting the Agent at the address set forth below.

As a participant in the Dividend Reinvestment Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the NAV of a Fund share, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which

Semi-Annual Report to Shareholders

you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of the Fund through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by Computershare in accordance with your instructions.

Additional Information Regarding the Plan

The Fund will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan, which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to Computershare Trust Company, N.A. P.O. Box 43010, Providence, Rhode Island 02940-3010—Investor Relations Telephone number 1-800-426-5523.

Schedule of Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-202-551-8090.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the SEC’s web site (http://www.sec.gov). You may request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund), from the SEC’s website (http://www.sec.gov).

Quarterly Comparison of Market Price and Net Asset Value (“NAV”), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Price	Net Asset Value	Premium/ (Discount)	Average Daily Volume/(Shares)
September 30, 2007	$14.14	$14.90	(5.10)%	23,411
December 31, 2007	$13.13	$14.26	(7.92)%	22,933
March 31, 2008	$12.43	$12.99	(4.31)%	20,549
June 30, 2008	$12.24	$12.68	(3.47)%	18,877

Semi-Annual Report to Shareholders

Portfolio Diversification

June 30, 2008A

The pie and bar charts above represent the composition of the Fund’s portfolio as of June 30, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Credit Default Swaps.

A	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
B	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders

Portfolio of Investments

June 30, 2008 (Unaudited)

Western Asset Premier Bond Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Long-Term Securities	157.2%

Corporate Bonds and Notes	90.1%

Aerospace and Defense	1.9%
DRS Technologies Inc.		6.625%	2/1/16	$300,000	$304,500
L-3 Communications Corp.		6.375%	10/15/15	535,000	500,225
Northrop Grumman Corp.		7.750%	2/15/31	1,000,000	1,177,335
Sequa Corp.		11.750%	12/1/15	90,000	80,100	A
Sequa Corp.		13.500%	12/1/15	90,000	82,800	A,B
The Boeing Co.		6.125%	2/15/33	600,000	607,214

					2,752,174

Airlines	10.0%
America West Airlines Inc.		8.057%	7/2/20	3,010,332	3,010,332
Continental Airlines Inc.		7.160%	3/24/13	854,251	738,570
Continental Airlines Inc.		6.900%	1/2/18	991,534	914,690
Continental Airlines Inc.		6.820%	5/1/18	913,728	794,075
Continental Airlines Inc.		6.545%	2/2/19	1,798,467	1,645,597
Continental Airlines Inc.		8.048%	11/1/20	671,752	631,447
Continental Airlines Inc.		6.703%	6/15/21	887,932	773,611
DAE Aviation Holdings Inc.		11.250%	8/1/15	460,000	456,550	A
Northwest Airlines Corp.		7.575%	9/1/20	710,141	677,361
Northwest Airlines Inc.		3.264%	8/6/13	2,288,091	1,601,664	C
United Air Lines Inc.		7.032%	10/1/10	199,585	197,650
United Air Lines Inc.		7.186%	4/1/11	41,863	41,444
United Air Lines Inc.		6.602%	9/1/13	663,615	655,244
US Airways Pass-Through Trust		6.850%	1/30/18	2,635,578	2,371,424

					14,509,659

Auto Components	0.2%
Visteon Corp.		8.250%	8/1/10	122,000	108,580
Visteon Corp.		12.250%	12/31/16	313,000	250,400	A

					358,980

Automobiles	1.7%
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	1,000,000	1,058,246
DaimlerChrysler NA Holding Corp.		8.500%	1/18/31	1,000,000	1,156,214
General Motors Corp.		8.375%	7/15/33	420,000	248,850

					2,463,310

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Building Products	0.6%
Associated Materials Inc.		0.000%	3/1/14	$675,000	$445,500	D
Nortek Inc.		8.500%	9/1/14	215,000	137,600
NTK Holdings Inc.		0.000%	3/1/14	500,000	227,500	D

					810,600

Capital Markets	2.7%
Credit Suisse USA Inc.		6.500%	1/15/12	1,125,000	1,167,474
Morgan Stanley		6.600%	4/1/12	1,500,000	1,525,080
The Goldman Sachs Group Inc.		6.600%	1/15/12	1,200,000	1,233,939

					3,926,493

Chemicals	2.1%
Georgia Gulf Corp.		9.500%	10/15/14	310,000	231,725
Georgia Gulf Corp.		10.750%	10/15/16	190,000	114,000
Huntsman International LLC		7.875%	11/15/14	95,000	86,925
The Dow Chemical Co.		6.000%	10/1/12	2,500,000	2,590,455
Westlake Chemical Corp.		6.625%	1/15/16	70,000	58,800

					3,081,905

Commercial Services and Supplies	2.2%
Allied Security Escrow Corp.		11.375%	7/15/11	60,000	51,600
Interface Inc.		10.375%	2/1/10	400,000	420,000
Rental Service Corp.		9.500%	12/1/14	300,000	250,500
US Investigations Services Inc.		10.500%	11/1/15	310,000	285,200	A
Waste Management Inc.		7.375%	5/15/29	2,000,000	2,101,732
Waste Management Inc.		7.750%	5/15/32	40,000	44,501

					3,153,533

Communications Equipment	N.M.
Motorola Inc.		7.625%	11/15/10	64,000	65,240

Computers and Peripherals	0.2%
International Business Machines Corp.		4.750%	11/29/12	240,000	243,322

Consumer Finance	3.5%
Ford Motor Credit Co.		5.460%	1/13/12	70,000	49,754	C
Ford Motor Credit Co.		8.000%	12/15/16	680,000	494,198
Ford Motor Credit Co. LLC		12.000%	5/15/15	1,030,000	906,057
GMAC LLC		6.875%	8/28/12	150,000	102,717
GMAC LLC		8.000%	11/1/31	1,530,000	995,384

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Consumer Finance—Continued
HSBC Finance Corp.		4.750%	7/15/13	$1,670,000	$1,595,082
SLM Corp.		8.450%	6/15/18	1,020,000	978,523

					5,121,715

Containers and Packaging	0.3%
Graham Packaging Co. Inc.		9.875%	10/15/14	273,000	241,605
Graphic Packaging International Corp.		9.500%	8/15/13	210,000	200,550

					442,155

Distributors	0.2%
Keystone Automotive Operations Inc.		9.750%	11/1/13	480,000	230,400

Diversified Consumer Services	0.3%
Education Management LLC		8.750%	6/1/14	155,000	144,150
Education Management LLC		10.250%	6/1/16	170,000	156,400
Service Corp. International		6.750%	4/1/16	140,000	132,650
Service Corp. International		7.625%	10/1/18	5,000	4,988
Service Corp. International		7.500%	4/1/27	60,000	51,000

					489,188

Diversified Financial Services	8.2%
AAC Group Holding Corp.		0.000%	10/1/12	440,000	420,200	D
Air 2 US		8.027%	10/1/19	434,125	384,201	A
Bank of America Corp.		8.000%	12/29/49	1,360,000	1,274,143	D
Boeing Capital Corp.		6.500%	2/15/12	1,000,000	1,061,321
Boeing Capital Corp.		5.800%	1/15/13	400,000	419,797
CCM Merger Inc.		8.000%	8/1/13	140,000	119,350	A
Citigroup Inc.		6.625%	6/15/32	1,000,000	912,639
DI Finance LLC		9.500%	2/15/13	502,000	502,000
General Electric Capital Corp.		3.750%	12/15/09	740,000	741,911
General Electric Capital Corp.		6.000%	6/15/12	700,000	723,370
General Electric Capital Corp.		5.450%	1/15/13	250,000	255,211
JPMorgan Chase and Co.		5.750%	1/2/13	1,750,000	1,761,335
JPMorgan Chase and Co.		5.125%	9/15/14	1,300,000	1,264,033
Liberty Media LLC		3.750%	2/15/30	1,860,000	950,925	F
TNK-BP Finance SA		7.875%	3/13/18	420,000	404,250	A
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	735,000	727,650

					11,922,336

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Telecommunication Services	3.3%
AT&T Inc.		6.250%	3/15/11	$1,000,000	$1,034,023
BellSouth Corp.		6.000%	10/15/11	1,000,000	1,029,968
Cincinnati Bell Inc.		6.300%	12/1/28	25,000	20,000
Citizens Communications Co.		9.250%	5/15/11	90,000	93,150
Citizens Communications Co.		7.875%	1/15/27	115,000	100,625
Citizens Communications Co.		7.050%	10/1/46	25,000	17,500
Hawaiian Telcom Communications Inc.		12.500%	5/1/15	135,000	33,750
Level 3 Financing Inc.		9.250%	11/1/14	660,000	600,600
MetroPCS Wireless Inc.		9.250%	11/1/14	35,000	33,688
NTL Cable PLC		8.750%	4/15/14	50,000	47,000
Qwest Communications International Inc.		7.250%	2/15/11	160,000	154,600
Qwest Communications International Inc.		7.500%	2/15/14	140,000	133,000
Qwest Corp.		7.875%	9/1/11	390,000	390,000
Qwest Corp.		7.500%	10/1/14	150,000	144,375
Telcordia Technologies Inc.		10.000%	3/15/13	485,000	392,850	A
Windstream Corp.		8.625%	8/1/16	635,000	633,412

					4,858,541

Electric Utilities	6.0%
Duke Energy Corp.		6.250%	1/15/12	250,000	260,938
Energy Future Holdings Corp.		11.250%	11/1/17	1,580,000	1,576,050	A,B
FirstEnergy Corp.		6.450%	11/15/11	610,000	625,920
FirstEnergy Corp.		7.375%	11/15/31	3,040,000	3,305,690
IPALCO Enterprises Inc.		8.625%	11/14/11	130,000	135,200	G
Niagara Mohawk Power Corp.		7.750%	10/1/08	1,500,000	1,512,694
Orion Power Holdings Inc.		12.000%	5/1/10	150,000	162,000
Progress Energy Inc.		7.100%	3/1/11	117,000	123,112
Progress Energy Inc.		6.850%	4/15/12	750,000	791,244
TXU Electric Delivery Co.		7.000%	9/1/22	250,000	243,779

					8,736,627

Energy Equipment and Services	1.0%
Complete Production Services Inc.		8.000%	12/15/16	150,000	149,813
EEB International Ltd.		8.750%	10/31/14	820,000	869,200	A
Gulfmark Offshore Inc.		7.750%	7/15/14	270,000	272,025
Pride International Inc.		7.375%	7/15/14	240,000	239,400

					1,530,438

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Food and Staples Retailing	3.6%
CVS Caremark Corp.		6.943%	1/10/30	$1,984,462	$1,907,306	A
CVS Corp.		5.789%	1/10/26	883,529	813,924	A
CVS Lease Pass-Through Trust		5.880%	1/10/28	962,103	855,365	A
CVS Lease Pass-Through Trust		6.036%	12/10/28	965,944	896,908	A
Delhaize America Inc.		9.000%	4/15/31	166,000	195,416
Safeway Inc.		5.800%	8/15/12	500,000	511,258

					5,180,177

Food Products	0.2%
Dole Food Co. Inc.		7.250%	6/15/10	285,000	257,925

Gas Utilities	0.7%
Panhandle Eastern Pipe Line Co.		4.800%	8/15/08	400,000	399,902
Southern Natural Gas Co.		8.000%	3/1/32	20,000	21,604
Suburban Propane Partners LP		6.875%	12/15/13	580,000	548,100

					969,606

Health Care Providers and Services	3.1%
Community Health Systems Inc.		8.875%	7/15/15	200,000	201,250
DaVita Inc.		6.625%	3/15/13	70,000	67,200
DaVita Inc.		7.250%	3/15/15	300,000	291,750
HCA Inc.		6.250%	2/15/13	85,000	73,738
HCA Inc.		6.375%	1/15/15	430,000	356,900
HCA Inc.		6.500%	2/15/16	105,000	87,412
HCA Inc.		9.250%	11/15/16	195,000	200,850
HCA Inc.		9.625%	11/15/16	275,000	283,250	B
HCA Inc.		7.690%	6/15/25	90,000	73,599
HCA Inc.		7.500%	11/15/95	185,000	135,565
Tenet Healthcare Corp.		9.250%	2/1/15	2,810,000	2,753,800

					4,525,314

Hotels, Restaurants and Leisure	1.6%
Buffets Inc.		12.500%	11/1/14	265,000	3,975	H
Caesars Entertainment Inc.		8.125%	5/15/11	920,000	736,000
Denny’s Holdings Inc.		10.000%	10/1/12	90,000	87,300
El Pollo Loco Inc.		11.750%	11/15/13	195,000	194,025
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	530,000	455,800
MGM MIRAGE		8.500%	9/15/10	10,000	9,875
Pokagon Gaming Authority		10.375%	6/15/14	233,000	249,892	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Hotels, Restaurants and Leisure—Continued
River Rock Entertainment Authority		9.750%	11/1/11	$180,000	$180,000
Sbarro Inc.		10.375%	2/1/15	100,000	85,500
Snoqualmie Entertainment Authority		6.936%	2/1/14	110,000	80,850	A,C
Station Casinos Inc.		7.750%	8/15/16	205,000	156,825
Station Casinos Inc.		6.625%	3/15/18	100,000	53,500

					2,293,542

Household Durables	0.4%
American Greetings Corp.		7.375%	6/1/16	20,000	19,500
K Hovnanian Enterprises Inc.		8.625%	1/15/17	120,000	87,600
Norcraft Cos.		9.000%	11/1/11	360,000	361,800
Norcraft Holdings LP		0.000%	9/1/12	155,000	144,344	D

					613,244

Independent Power Producers and Energy Traders	3.1%
Dynegy Holdings Inc.		7.750%	6/1/19	650,000	591,500
Edison Mission Energy		7.750%	6/15/16	180,000	179,100
Edison Mission Energy		7.625%	5/15/27	20,000	17,950
Exelon Generation Co. LLC		6.950%	6/15/11	2,000,000	2,067,142
Mirant North America LLC		7.375%	12/31/13	350,000	346,938
NRG Energy Inc.		7.375%	2/1/16	505,000	475,331
NRG Energy Inc.		7.375%	1/15/17	225,000	212,625
The AES Corp.		8.000%	10/15/17	525,000	514,500
The AES Corp.		8.000%	6/1/20	100,000	97,125	A

					4,502,211

Internet and Catalog Retail	0.1%
Expedia Inc.		8.500%	7/1/16	90,000	87,975	A

IT Services	1.4%
Ceridian Corp.		12.250%	11/15/15	130,000	117,975	A,B
Electronic Data Systems Corp.		7.125%	10/15/09	700,000	721,886
Electronic Data Systems Corp.		7.450%	10/15/29	500,000	549,369
SunGard Data Systems Inc.		10.250%	8/15/15	630,000	633,150

					2,022,380

Leisure Equipment and Products	1.2%
Eastman Kodak Co.		7.250%	11/15/13	1,800,000	1,750,500

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Media	6.6%
Affinion Group Inc.		10.125%	10/15/13	$180,000	$180,450
Affinion Group Inc.		11.500%	10/15/15	225,000	224,438
CCH I Holdings LLC		11.000%	10/1/15	927,000	687,139
CCH II Holdings LLC		10.250%	10/1/13	150,000	135,375
Charter Communications Holdings LLC		11.750%	5/15/11	110,000	79,750
Charter Communications Holdings LLC		12.125%	1/15/12	60,000	43,500
Charter Communications Operating LLC		10.875%	9/15/14	280,000	287,700	A
Clear Channel Communications Inc.		4.900%	5/15/15	700,000	413,000
CMP Susquehanna Corp.		9.875%	5/15/14	170,000	119,000
Comcast Cable Communications Inc.		6.750%	1/30/11	500,000	517,989
Comcast Corp.		5.900%	3/15/16	400,000	390,835
Comcast Corp.		7.050%	3/15/33	1,000,000	1,015,975
CSC Holdings Inc.		8.125%	7/15/09	30,000	30,225
CSC Holdings Inc.		8.125%	8/15/09	40,000	40,300
CSC Holdings Inc.		7.625%	4/1/11	50,000	49,000
CSC Holdings Inc.		6.750%	4/15/12	250,000	235,000
EchoStar DBS Corp.		7.000%	10/1/13	600,000	571,500
Echostar DBS Corp.		7.750%	5/31/15	120,000	116,700	A
Idearc Inc.		8.000%	11/15/16	850,000	534,437
News America Holdings Inc.		8.875%	4/26/23	400,000	449,888
R.H. Donnelley Corp.		8.875%	10/15/17	710,000	422,450	A
Time Warner Inc.		6.875%	5/1/12	1,400,000	1,432,270
Time Warner Inc.		7.700%	5/1/32	1,150,000	1,177,373
TL Acquisitions Inc.		10.500%	1/15/15	270,000	233,550	A
Tube City IMS Corp.		9.750%	2/1/15	160,000	147,600

					9,535,444

Metals and Mining	2.2%
Alcoa Inc.		5.375%	1/15/13	750,000	737,142
CII Carbon LLC		11.125%	11/15/15	580,000	571,300	A
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	820,000	865,100
GTL Trade Finance Inc.		7.250%	10/20/17	428,000	429,999	A
Metals USA Inc.		11.125%	12/1/15	445,000	462,800
Noranda Aluminium Holding Corp.		8.578%	11/15/14	195,000	159,900	B,C

					3,226,241

Multi-Utilities	0.7%
Dominion Resources Inc.		5.700%	9/17/12	770,000	781,812
MidAmerican Energy Holdings Co.		5.875%	10/1/12	250,000	257,134

					1,038,946

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Multiline Retail	0.6%
Dollar General Corp.		11.875%	7/15/17	$325,000		$307,125	B
The Neiman-Marcus Group Inc.		9.000%	10/15/15	260,000		256,750	B
The Neiman-Marcus Group Inc.		7.125%	6/1/28	330,000		292,050

						855,925

Oil, Gas and Consumable Fuels	11.8%
Belden and Blake Corp.		8.750%	7/15/12	750,000		766,875
Chesapeake Energy Corp.		6.375%	6/15/15	480,000		453,600
Chesapeake Energy Corp.		6.625%	1/15/16	30,000		28,800
Chesapeake Energy Corp.		7.250%	12/15/18	255,000		247,988
Colorado Interstate Gas Co.		6.800%	11/15/15	150,000		153,218
ConocoPhillips		4.750%	10/15/12	900,000		903,746
DCP Midstream LP		7.875%	8/16/10	750,000		787,096
Devon Energy Corp.		7.950%	4/15/32	1,000,000		1,186,521
Devon Financing Corp. ULC		6.875%	9/30/11	2,000,000		2,122,718
El Paso Corp.		6.375%	2/1/09	333,000		333,458
El Paso Corp.		7.750%	6/15/10	1,496,000		1,535,972
El Paso Corp.		7.800%	8/1/31	190,000		191,342
Exco Resources Inc.		7.250%	1/15/11	275,000		270,188
Gazprom		6.790%	10/29/09	31,200,000	RUB	1,318,797
Gazprom		7.000%	10/27/11	10,400,000	RUB	438,268
Hess Corp.		7.875%	10/1/29	1,640,000		1,880,927
Hess Corp.		7.300%	8/15/31	60,000		67,011
International Coal Group Inc.		10.250%	7/15/14	220,000		223,850
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	330,000		328,928	A
Kinder Morgan Energy Partners LP		7.125%	3/15/12	500,000		521,955
Occidental Petroleum Corp.		6.750%	1/15/12	500,000		537,015
Parker Drilling Co.		9.625%	10/1/13	300,000		315,000
Petrohawk Energy Corp.		9.125%	7/15/13	145,000		148,625
SemGroup LP		8.750%	11/15/15	305,000		295,850	A,H
Sonat Inc.		7.625%	7/15/11	500,000		504,734
Stone Energy Corp.		8.250%	12/15/11	160,000		156,000
The Williams Cos. Inc.		7.500%	1/15/31	902,000		912,147
The Williams Cos. Inc.		8.750%	3/15/32	85,000		96,475
Valero Energy Corp.		7.500%	4/15/32	400,000		404,827

						17,131,931

Paper and Forest Products	2.7%
Appleton Papers Inc.		8.125%	6/15/11	5,000		4,725
Appleton Papers Inc.		9.750%	6/15/14	305,000		283,650

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Paper and Forest Products—Continued
NewPage Corp.		9.123%	5/1/12	$250,000	$251,250	C
Weyerhaeuser Co.		6.750%	3/15/12	2,400,000	2,471,810
Weyerhaeuser Co.		7.375%	3/15/32	1,000,000	991,871

					4,003,306

Pharmaceuticals	N.M.
Leiner Health Products Inc.		11.000%	6/1/12	280,000	5,600	H,I

Real Estate Investment Trusts	0.2%
Ventas Inc.		6.750%	4/1/17	260,000	249,600

Real Estate Management and Development	0.2%
Ashton Woods USA LLC		9.500%	10/1/15	125,000	72,500
Realogy Corp.		12.375%	4/15/15	495,000	242,550

					315,050

Road and Rail	2.2%
Hertz Corp.		10.500%	1/1/16	645,000	586,950
Kansas City Southern Railway		7.500%	6/15/09	150,000	151,500
Kansas City Southern Railway		8.000%	6/1/15	200,000	202,000
Saint Acquisition Corp.		10.426%	5/15/15	135,000	43,200	A,C
Saint Acquisition Corp.		12.500%	5/15/17	375,000	127,500	A
Union Pacific Corp.		6.125%	1/15/12	2,000,000	2,063,374

					3,174,524

Semiconductors and Semiconductor Equipment	N.M.
Freescale Semiconductor Inc.		8.875%	12/15/14	25,000	20,313

Software	0.1%
Activant Solutions Inc.		9.500%	5/1/16	165,000	130,350

Specialty Retail	0.2%
Blockbuster Inc.		9.000%	9/1/12	210,000	171,675
Eye Care Centers of America Inc.		10.750%	2/15/15	40,000	41,400
Michaels Stores Inc.		11.375%	11/1/16	90,000	71,550

					284,625

Textiles, Apparel and Luxury Goods	0.1%
Oxford Industries Inc.		8.875%	6/1/11	180,000	173,700

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Thrifts and Mortgage Finance	0.2%
Washington Mutual Bank		5.500%	1/15/13	$440,000	$352,000

Tobacco	0.1%
Alliance One International Inc.		11.000%	5/15/12	205,000	211,150

Trading Companies and Distributors	0.5%
Ashtead Capital Inc.		9.000%	8/15/16	129,000	113,520	A
H&E Equipment Services Inc.		8.375%	7/15/16	345,000	301,875
Penhall International Corp.		12.000%	8/1/14	390,000	292,500	A

					707,895

Transportation Infrastructure	0.3%
Hawker Beechcraft Acquisition Co.		8.875%	4/1/15	50,000	50,250	B
Hawker Beechcraft Acquisition Co.		9.750%	4/1/17	350,000	350,000

					400,250

Wireless Telecommunication Services	1.6%
AT&T Mobility LLC		6.500%	12/15/11	250,000	259,848
New Cingular Wireless Services Inc.		8.125%	5/1/12	500,000	547,648
Rural Cellular Corp.		9.875%	2/1/10	100,000	101,750
Sprint Capital Corp.		8.375%	3/15/12	1,450,000	1,435,500

					2,344,746

Total Corporate Bonds and Notes (Cost—$136,817,271)					131,061,086
Asset-Backed Securities	17.7%

Fixed Rate Securities	8.3%
America West Airlines 1996-1 A		6.850%	7/2/09	120,198	119,037
Bear Stearns Asset Backed Securities Trust 2007-SD1 1A3A		6.500%	10/25/36	1,789,047	1,413,748
Captiva CBO 1997-1A A		6.860%	11/30/09	295,627	274,933	A,E
Contimortgage Home Equity Trust 1997-4 B1F		7.330%	10/15/28	641,772	328,528
Firstfed Corp. Manufactured Housing Contract 1996-1 B		8.060%	10/15/22	2,100,000	3,124,612	A
Global Franchise Trust 1998-1 A2		6.659%	10/10/11	1,162,774	1,045,196	A
Green Tree Financial Corp. 1992-2 B		9.150%	1/15/18	338,465	235,325
Green Tree Financial Corp. 1993-1 B		8.450%	4/15/18	447,177	397,523
Green Tree Home Improvement Loan Trust 1996-D HIB2		8.000%	9/15/27	119,862	81,171

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
Green Tree Recreational Equiptment & Consumer Trust 1996-C CTFS		7.650%	10/15/17	$467,788	$442,331
Hertz Vehicle Financing LLC 2005-2A A6		5.080%	11/25/11	1,000,000	937,256	A
Indymac Manufactured Housing Contract 1997-1 A5		6.970%	2/25/28	367,829	340,226
Lehman XS Trust 2007-1 WF1		7.000%	1/25/37	1,399,297	1,143,925
Mutual Fund Fee Trust XIII Series 2000-3		9.070%	7/1/08	2,878,850	1,439	I
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	1,300,000	611,662	A
Structured Asset Securities Corp. 2002-AL1 A3		3.450%	2/25/32	1,217,415	1,030,664
Vanderbilt Mortgage Finance 1997-B 1B2		8.155%	10/7/26	476,760	470,599

					11,998,175

Indexed SecuritiesC	6.0%
ACE Securities Corp. 2005-SD1 A1		2.793%	11/25/50	154,194	151,129
AmeriCredit Automobile Receivables Trust 2007-CM A3B		2.480%	5/7/12	2,500,000	2,355,526
Bayview Financial Asset Trust 2004-SSRA A1		2.993%	12/25/39	604,388	489,339	A
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1		2.593%	11/25/45	431,288	343,225	A
Countrywide Asset-Backed Certificates 2007-13 2A1		3.383%	10/25/47	1,480,132	1,213,634
Countrywide Home Equity Loan Trust 2007-GW A		3.021%	11/15/28	2,361,532	1,648,298
CS First Boston Mortgage Securities Corp. 2004-CF2 2A1		2.863%	5/25/44	135,759	125,141	A
GSAA Home Equity Trust 2006-19 A3A		2.633%	12/25/36	1,000,000	475,200
Long Beach Mortgage Loan Trust 2005-WL2 3A1		2.663%	8/25/35	215,814	210,672
MSDWCC Heloc Trust 2003-2 A		2.653%	4/25/16	292,533	224,304
Residential Asset Mortgage Products Inc. 2004-RZ1 AII		2.873%	3/25/34	493,618	390,343
Residential Asset Securities Corp. 2001-KS3 AII		2.943%	9/25/31	379,429	338,523
Salomon Brothers Mortgage Securities VII 2002-CIT1		2.693%	3/25/32	789,508	772,873

					8,738,207

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Stripped Securities	0.5%
Bear Stearns Asset Backed Securities Trust 2006-SD3 1P0		0.000%	8/25/36	$1,851,776	$649,965	I,J2
Oakwood Mortgage Investors Inc. 2002-C AIO		6.000%	8/15/10	635,971	45,472	I,J1

					695,437

Variable Rate SecuritiesK	2.9%
BankAmerica Manufactured Housing Contract 1997-2 M		6.900%	4/10/28	100,000	131,086
Conseco Finance Securitizations Corp. 2002-1 A		6.681%	12/1/33	670,070	658,974
Greenpoint Manufactured Housing 1999-5 A5		7.820%	12/15/29	706,000	684,340
GSAMP Trust 2003-SEA2 A1		4.422%	7/25/33	2,499,985	2,097,349
Oakwood Mortgage Investors Inc. 2002-B A3		6.060%	3/15/25	348,747	320,735
Saxon Asset Securities Trust 2000-2 MF1		8.870%	7/25/30	343,130	342,724

					4,235,208

Total Asset-Backed Securities (Cost—$27,081,814)					25,667,027
Mortgage-Backed Securities	20.0%

Fixed Rate Securities	1.3%
Bear Stearns Asset Backed Securities Trust 2002-AC1 B4		7.000%	1/25/32	1,172,024	795,163	A
Enterprise Mortgage Acceptance Co. 1999-1 A1		6.420%	10/15/25	33,410	20,380	A
GMAC Commercial Mortgage Securities Inc. 1998-C1 D		6.974%	5/15/30	705,198	704,120
Metropolitan Asset Funding Inc. 1998-BI B1		8.000%	11/20/24	975,577	364,848

					1,884,511

Indexed SecuritiesC	15.0%
Bayview Commercial Asset Trust 2005-3A A2		2.793%	11/25/35	936,043	841,933	A
BlackRock Capital Finance LP 1997-R2 B5		6.650%	12/25/35	603,886	150,975	A
CNL Funding 1998-1 C2		3.231%	9/18/11	3,360,000	2,350,410	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed SecuritiesC—Continued
Countrywide Alternative Loan Trust 2005-J12		2.663%	8/25/35	$453,583	$290,482
Countrywide Home Loans 2004-HYB5 7A1		4.853%	4/20/35	4,844,307	2,923,597
Countrywide Home Loans 2005-09 1A1		2.693%	5/25/35	2,123,772	1,647,855
Greenpoint Mortgage Funding Trust 2005-AR5 2A2		2.663%	11/25/46	4,245,779	2,597,076
Greenpoint Mortgage Funding Trust 2005-AR5 3A2		2.663%	11/25/46	2,495,368	1,605,021
Harborview Mortgage Loan Trust 2004-8 3A2		2.883%	11/19/34	246,303	243,221
Harborview Mortgage Loan Trust 2005-9 B10		4.232%	6/20/35	1,238,061	680,934
Impac CMB Trust 2A-10		2.713%	3/25/35	670,477	314,619
IndyMac Index Mortgage Loan Trust 2007-AR15 2A1		5.987%	8/25/37	6,718,965	5,130,136
Merit Securities Corp. 11PA B3		4.633%	9/28/32	850,000	105,406	A
Regal Trust IV 1999-1 A		5.060%	9/29/31	175,287	174,884	A
Structured Asset Securities Corp. 2002-9 A2		2.693%	10/25/27	1,522,983	1,402,235
Washington Mutual Inc. 2004-AR12 A2A		2.828%	10/25/44	267,641	228,275
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 3A		4.734%	7/25/46	1,654,067	1,173,095

					21,860,154

Stripped Securities	1.0%
Indymac Index Mortgage Loan Trust 2005-AR14 BX		0.000%	7/25/35	10,517,081	144,610	I,J2
LB-UBS Commercial Mortgage Trust 2001-C3 X		1.153%	6/15/36	2,574,537	59,305	A,I,J1
Prime Mortgage Trust 2005-2 2XB		2.388%	10/25/32	3,954,035	323,828	I,J1
Prime Mortgage Trust 2005-5 1X		0.889%	7/25/34	13,557,454	275,058	I,J1
Prime Mortgage Trust 2005-5 1XB		1.568%	7/25/34	3,233,001	167,559	I,J1
Residential Asset Mortgage Products, Inc. 2005-SL2 AP0		0.000%	2/25/32	592,152	449,045	I,J2

					1,419,405

Variable Rate SecuritiesK	2.7%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	1,050,000	1,001,534

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate SecuritiesK—Continued
Bear Stearns Alt-A Trust 2005-10 21A1		5.728%	1/25/36	$1,724,810	$1,292,468
Merrill Lynch Mortgage Investors Inc. 1998-C1 A3		6.720%	11/15/26	1,500,000	1,555,511

					3,849,513

Total Mortgage-Backed Securities (Cost—$31,566,884)					29,013,583
U.S. Government Agency Mortgage-Backed Securities	5.9%

Fixed Rate Securities	5.9%
Fannie Mae		6.000%	11/1/37	4,230,206	4,272,848
Fannie Mae		5.000%	12/1/38	2,600,000	2,491,939	L
Fannie Mae		6.500%	8/25/44	823,517	842,892
Freddie Mac		6.000%	12/1/37	1,017,300	1,028,725

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$8,724,351)					8,636,404
Yankee BondsE	16.8%

Aerospace and Defense	0.1%
Systems 2001 Asset Trust		6.664%	9/15/13	209,496	207,359	A

Chemicals	0.2%
Methanex Corp.		8.750%	8/15/12	195,000	206,212
Montell Finance Co. BV		8.100%	3/15/27	200,000	120,000	A

					326,212

Commercial Banks	1.5%
ATF Capital BV		9.250%	2/21/14	660,000	663,300	A
HSBK Europe BV		7.250%	5/3/17	600,000	522,000	A
ICICI Bank Ltd.		6.375%	4/30/22	284,000	254,513	A,D
TuranAlem Finance BV		8.250%	1/22/37	440,000	367,950	A
TuranAlem Finance BV		8.250%	1/22/37	440,000	367,400	A

					2,175,163

Containers and Packaging	0.1%
Smurfit Kappa Funding PLC		7.750%	4/1/15	150,000	136,500

Diversified Financial Services	0.7%
Basell AF SCA		8.375%	8/15/15	150,000	95,250	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee BondsE —Continued

Diversified Financial Services—Continued
Lukoil International Finance BV		6.356%	6/7/17	$340,000	$320,450	A
UFJ Finance Aruba AEC		6.750%	7/15/13	500,000	525,270

					940,970

Diversified Telecommunication Services	2.5%
Axtel SA		11.000%	12/15/13	221,000	235,365
Deutsche Telekom International Finance BV		5.250%	7/22/13	600,000	588,629
France Telecom SA		8.500%	3/1/31	600,000	726,264	G
Intelsat Bermuda Ltd.		9.250%	6/15/16	225,000	226,687
Intelsat Bermuda Ltd.		11.250%	6/15/16	340,000	344,250
Nordic Telephone Co. Holdings ApS		8.875%	5/1/16	220,000	215,600	A
NTL Cable PLC		9.125%	8/15/16	740,000	693,750
Wind Acquisition Finance SA		10.750%	12/1/15	500,000	525,000	A

					3,555,545

Electric Utilities	1.2%
Hydro-Quebec		6.300%	5/11/11	1,700,000	1,808,198

Energy Equipment and Services	0.2%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	210,000	209,475

Foreign Governments	0.5%
Republic of Argentina		7.000%	9/12/13	818,000	635,586
Republic of Honduras		2.576%	10/1/11	117,426	120,662	C
Republic of Venezuela		9.375%	1/13/34	2,000	1,817

					758,065

Industrial Conglomerates	2.5%
Tyco International Group SA		6.375%	10/15/11	1,000,000	1,023,331
Tyco International Group SA		6.875%	1/15/21	2,615,000	2,613,818	A

					3,637,149

Insurance	0.6%
XL Capital Ltd.		5.250%	9/15/14	1,000,000	907,098

Media	N.M.
Sun Media Corp.		7.625%	2/15/13	55,000	53,213

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee BondsE —Continued

Metals and Mining	0.4%
Evraz Group SA		8.875%	4/24/13	$100,000	$100,120	A
Novelis Inc.		7.250%	2/15/15	105,000	99,225
Vedanta Resources PLC		8.750%	1/15/14	330,000	331,241	A

					530,586

Oil, Gas and Consumable Fuels	4.2%
Anadarko Finance Co.		6.750%	5/1/11	750,000	779,600
Anadarko Finance Co.		7.500%	5/1/31	1,000,000	1,071,939
Burlington Resources Finance Co.		7.400%	12/1/31	450,000	520,512
Gazprom		6.212%	11/22/16	280,000	261,604	A
Gazprom		6.510%	3/7/22	130,000	116,675	A
OPTI Canada Inc.		7.875%	12/15/14	240,000	237,000
OPTI Canada Inc.		8.250%	12/15/14	205,000	203,975
Petrozuata Finance Inc.		8.220%	4/1/17	2,851,721	2,957,805	A

					6,149,110

Paper and Forest Products	0.4%
Abitibi-Consolidated Co. of Canada		13.750%	4/1/11	520,000	548,600	A

Road and Rail	0.8%
Canadian Pacific Railway Co.		6.250%	10/15/11	1,000,000	1,015,077
Grupo Transportacion Ferroviaria Mexicana SA de CV		9.375%	5/1/12	170,000	176,800

					1,191,877

Semiconductors and Semiconductor Equipment	0.2%
NXP BV/NXP Funding LLC		7.875%	10/15/14	150,000	138,000
NXP BV/NXP Funding LLC		9.500%	10/15/15	175,000	152,250

					290,250

Wireless Telecommunication Services	0.7%
True Move Co. Ltd.		10.750%	12/16/13	590,000	514,653	A
True Move Co. Ltd.		10.750%	12/16/13	200,000	174,250	A
Vodafone Group PLC		7.750%	2/15/10	250,000	261,242

					950,145

Total Yankee Bonds (Cost—$23,846,839)					24,375,515

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Foreign Government Obligations	0.6%
Republic of Argentina		4.286%	1/3/10	1,268,862	ARS	$827,293	M

Total Foreign Government Obligations (Cost—$757,494)
Preferred Stocks	3.1%
Fannie Mae		5.375%		15	shs	900,000	F
Freddie Mac		8.375%		20,500		498,150	D
Freddie Mac		5.160%		100		3,519	C
Freddie Mac		5.000%		200		6,158
General Motors Corp.		5.250%		225,000		3,082,500	F

Total Preferred Stocks (Cost—$5,567,740)						4,490,327
Trust Preferred Securities	3.0%
Corp-Backed Trust Certificates		7.375%		33,900		418,665
Corp-Backed Trust Certificates		8.000%		15,600		224,173
CORTS Trust for Ford Motor Co.		8.000%		155,100		2,171,400
PreferredPlus TR-CCR1		8.250%		5,100		74,919
SATURNS-F 2003-5		8.125%		104,100		1,500,081

Total Trust Preferred Securities (Cost—$5,033,601)						4,389,238

Total Long-Term Securities (Cost—$239,395,994)						228,460,473
Short-Term Securities	1.5%

U.S. Government and Agency Obligations	N.M.
Fannie Mae		0.000%	12/15/08	$47,000		46,607	N

Foreign Government Obligations	1.3%
Egypt Treasury Bills		0.000%	10/28/08	8,725,000	EGP	1,597,451	N
Egypt Treasury Bills		0.000%	11/11/08	1,825,000	EGP	320,365	N

						1,917,816

Repurchase Agreement	0.2%
Merrill Lynch Government Securities Inc. 2.00%, dated 6/30/08, to be repurchased at $321,018 on 7/1/08 (Collateral: $330,000 Federal Home Loan Bank bond, 2.275%, due 4/24/09, value $327,420)				321,000		321,000

Total Short-Term Securities (Cost—$2,222,615)						2,285,423

Semi-Annual Report to Shareholders

	% OF NET ASSETS	VALUE

Total Investments (Cost—$241,618,609)O	158.7%	$230,745,896
Other Assets Less Liabilities	(9.2)%	(13,303,933)
Liquidation value of preferred shares	(49.5)%	(72,000,000)

Net Assets Applicable to Common Shareholders	100.0%	$145,441,963

N.M. Not Meaningful.

A

Rule 144A Security – A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 24.75% of net assets.

B	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
C

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.

D

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
F	Convertible Security – Security may be converted into the issuer’s common stock.
G	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
H	Bonds are in default.
I	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
J

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

K	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
L	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

N	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
O

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,924,298
Gross unrealized depreciation	(17,797,011)

Net unrealized depreciation	$(10,872,713)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

ARS—Argentine Peso

EGP—Egyptian Pound

RUB—Russian Ruble

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Western Asset Premier Bond Fund

Assets:
Investment securities at market value (Cost—$239,395,994)		$228,460,473
Short-term securities at value (Cost—$2,222,615)		2,285,423
Cash		24,069
Foreign currency at value (Cost—$458,431)		477,790
Interest and dividends receivable		3,605,888
Receivable for securities sold		550,305
Restricted cash pledged for swaps		13,472,237
Other assets		15,753

Total assets		248,891,938

Liabilities:
Payable for open reverse repurchase agreement	$15,381,000
Swap contracts at value	11,952,059
Payable for securities purchased	3,685,731
Accrued advisory fee	77,040
Income distribution payable to common shareholders	100,889
Accrued administration fee	22,766
Accrued expenses	230,490

Total liabilities		31,449,975

Preferred Shares:
No par value, 2,880 shares authorized, issued and outstanding, $25,000 liquidation value per share (Note 5)		72,000,000

Net Assets Applicable to Common Shareholders		$145,441,963

Composition of Net Assets Applicable to Common Shareholders:
Common shares, no par value, unlimited number of shares authorized, 11,474,540 shares issued and outstanding (Note 4)		$162,552,301
Undistributed net investment income		351,749
Accumulated net realized gain on investments, futures, swaps and foreign currency transactions		4,181,973
Net unrealized depreciation on investments, swaps and foreign currency translations		(21,644,060)

Net Assets Applicable to Common Shareholders		$145,441,963

Net Asset Value Per Common Share:
($145,441,963 ÷ 11,474,540 common shares issued and outstanding)		$12.68

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

Western Asset Premier Bond Fund

Investment Income:
Interest	$9,000,134
Dividends	525,847

Total income		$9,525,981

Expenses:
Management fee	479,339
Administration fee	140,982
Audit and legal fees	261,414
Custodian fees	31,252
Trustees’ fees and expenses	2,295
Registration fees	21,711
Reports to shareholders	18,864
Transfer agent and shareholder servicing expense	12,953
Other expenses	12,691
Preferred shares rating agency fees	6,250
Preferred shares auction agent fee expense	90,923

	1,078,674
Less: Compensating balance credits	(3,560)
Interest expense	186,891

Net expenses		1,262,005

Net Investment Income		8,263,976

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on:
Investments	3,960,568
Futures	74,857
Swaps	370,995
Foreign currency transactions	36,042

		4,442,462
Change in unrealized appreciation/(depreciation) of:
Investments, swaps and foreign currency translations	(22,645,010)
Assets and liabilities denominated in foreign currency	(4,282)

		(22,649,292)

Net realized and unrealized loss on investments		(18,206,830)

Change in net assets resulting from operations		(9,942,854)

Dividends to Preferred Shareholders from:
Net investment income	(1,272,744)
Net realized gain on investments	(190,581)

		(1,463,325)

Change in Net Assets Applicable to Common Shareholders Resulting From Operations		$(11,406,179)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Premier Bond Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2008	FOR THE YEAR ENDED DECEMBER 31, 2007
Change in Net Assets Applicable to Common Shareholders:	(Unaudited)
Net investment income	$8,263,976	$14,571,859
Net realized gain	4,442,462	3,450,921
Change in unrealized appreciation/(depreciation)	(22,649,292)	(10,332,943)

Change in net assets resulting from operations	(9,942,854)	7,689,837

Dividends to Preferred Shareholders from:
Net investment income	(1,272,744)	(2,907,616)
Net realized gain on investments	(190,581)	(996,151)

Change in Net Assets Applicable to Common Shareholders Resulting from Operations	(11,406,179)	3,786,070

Distributions to Common Shareholders from:
Net investment income	(6,453,507)	(11,156,728)
Net realized gain on investments	(304,028)	(2,883,791)

Capital Transactions:
Reinvestment of dividends resulting in the issuance of 4,597 and 6,014 common shares, respectively	61,654	91,824

Change in net assets	(18,102,060)	(10,162,625)

Net Assets:
Beginning of period	163,544,023	173,706,648

End of period	$145,441,963	$163,544,023

Undistributed/(Overdistributed) net investment income	$351,749	$(185,976)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	SIX MONTHS ENDED JUNE 30, 2008		YEARS ENDED DECEMBER 31,
			2007	2006	2005	2004	2003
Investment Operations:	(Unaudited)
Net asset value per common share, beginning of period	$14.26		$15.15	$14.93	$15.52	$15.00	$13.57

Net investment incomeA	.72		1.27	1.37	1.37	1.33	1.32
Net realized and unrealized gain/(loss)	(1.58)		(.60)	.45	(.55)	.56	1.51
Dividends paid to preferred shareholders from:
Net investment income	(.11)		(.25)	(.30)	(.21)	(.09)	(.08)
Net realized gain on investments	(.02)		(.09)	(.01)	—	—	—

Total from investment operations applicable to common shareholders	(.99)		.33	1.51	.61	1.80	2.75

Distributions paid to common shareholders from:
Net investment income	(.56)		(.97)	(1.10)	(1.20)	(1.28)	(1.31)
Net realized gain on investments	(.03)		(.25)	(.19)	—	—	—

Total distributions paid to shareholders	(.59)		(1.22)	(1.29)	(1.20)	(1.28)	(1.31)

Offering costs charged to paid in capital	—		—	—	—	—	(.01)

Net asset value per common share, end of period	$12.68		$14.26	$15.15	$14.93	$15.52	$15.00

Market value, end of period	$12.24		$13.13	$15.15	$13.72	$16.14	$15.85

Total investment return based on:
Market Value	(2.55	)%B	(5.79)%	20.43%	(7.83)%	10.79%	21.56%
Net Asset Value	(7.08	)%B	2.17%	10.67%	4.31%	12.57%	20.81%

Ratios to Average Net Assets Applicable to Common Shareholders:C
Total expenses (including interest expense)	1.67	%D	1.72%	1.86%	1.63%	1.17%	1.24%
Expenses (including interest expense) net of waivers, if any	1.67	%D	1.71%	1.86%	1.63%	1.17%	1.24%
Expenses (including interest expense) net of all reductions	1.67	%D	1.71%	1.86%	1.63%	1.17%	1.24%
Expenses (excluding interest expense) net of all reductions	1.42	%D	1.15%	1.15%	1.13%	1.13%	1.24%
Net investment incomeE	9.23	%D	6.76%	7.18%	7.58%	8.22%	8.55%

Supplemental Data:
Portfolio turnover rate	29.4%		90.3%	65.0%	41.0%	39.0%	38.0%
Net assets applicable to common shareholders, end of period (in thousands)	$145,442		$163,544	$173,707	$171,010	$177,288	$169,772

Preferred share information at end of the period:
Aggregate amount outstanding (in thousands)	$72,000		$72,000	$72,000	$72,000	$72,000	$72,000
Asset coverage on preferred shares, end of periodF	303%		327%	341%	337%	346%	336%
Liquidation and market value per share (in thousands)	$25		$25	$25	$25	$25	$25

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.
E

Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred share dividends to average net assets of common shareholders are 10.91%,8.46%,8.45%,9.21%,8.99% and 8.85%, respectively.

F

Asset coverage on preferred shares equals net assets of common shares plus the redemption value of the preferred shares divided by the amount to which holders of such shares would be entitled upon redemption of the preferred shares.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Unaudited)

1. Significant Accounting Policies:

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by, among other things, economic developments in a specific state, industry or region.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Trustees. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	06/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$230,745,896	$8,879,564	$221,866,322	$—
Other Financial Instruments:*
Derivatives	(10,786,423)	—	(10,786,423)	—
Reverse Repurchase Agreements	(15,381,000)	—	(15,381,000)	—

Total Value	$204,578,473	$8,879,564	$195,698,909	$—

*	Other financial instruments include reverse repurchase agreements and derivatives, e.g. swaps contracts.

Semi-Annual Report to Shareholders

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2008, security transactions (excluding short-term investments) were as follows:

Purchases		Proceeds from Sales
U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
$28,465,125	$40,607,400	$49,028,313	$21,840,187

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon valuations furnished by an independent pricing service and the change, if any, is recorded as unrealized appreciation or depreciation.

Forward Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. Forward foreign exchange contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

in the contract’s market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contact at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund had no outstanding forward foreign currency exchange contracts as of June 30, 2008.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.

The Fund had no open short sales as of June 30, 2008.

Distributions to Common Shareholders

Investment income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Semi-Annual Report to Shareholders

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to continue to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its in-come and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has con-cluded that as of June 30, 2008 no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2008.

3. Financial Instruments:

Option Transactions

As part of its investment program, the Fund may utilize options. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

There was no activity in written options during the six months ended June 30, 2008.

Futures

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Open futures positions and related appreciation or depreciation at June 30, 2008, if any, are listed at the end of the Fund’s portfolio of investments.

Reverse Repurchase Agreements

As of June 12, 2008, the Fund had entered into a reverse repurchase agreement (“Reverse Repurchase Agreement”) with Deutsche Bank. The Reverse Repurchase Agreement, which matured on July 17, 2008 at an interest rate of 2.75%, was recorded at cost of $15,381,000 and was collateralized by U.S. Government securities and corporate bonds with a par value of $16,125,000 and a market value as of June 30, 2008, of $15,422,123.

For the six months ended June 30, 2008, the average amount of Reverse Repurchase Agreements outstanding was $5,960,367 and the daily weighted average interest rate was 3.13%.

Swap Agreements

The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statement of operations as realized gains or losses, respectively. Collateral, in the form of restricted

Semi-Annual Report to Shareholders

cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

As of June 30, 2008, the annualized one- and three-month London Interbank Offered Rates (“LIBOR”) were 2.46% and 2.78%, respectively.

The following is a summary of open credit default swap contracts outstanding as of June 30, 2008.

Agreement With:	Termination Date	The Fund Agrees to PayD	The Fund Will ReceiveD	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bpC, due 6/25/35)	April 25, 2035	1.28% Monthly	Specified amount upon credit event notice	$43,000	$22,617

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	26,491

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43,000	39,539

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	28,289	26,860

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	32,243	30,292

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43,000	40,816

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	43,000	41,587

C	100 basis points = 1.00%
D	The rates indicated are annual rates, which are paid or received monthly, quarterly or upon a credit event notice as noted in the table.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	$16,920	$14,223

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	17,475	14,223

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	20,620	19,341

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	15,633	10,243

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	15,632	12,607

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	17,046	14,814

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	17,202	15,770

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	13,293

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	33,303	13,557

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	15,534	9,584

Semi-Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	$43,000	$13,033

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	30,884	13,028

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	43,000	13,346

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	43,000	23,661

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	9,623

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	19,993	10,070

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	9,648

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	13,648

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	12,603

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	$13,639	$12,362

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	15,932	14,951

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	20,483	16,283

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43,000	16,644

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	43,000	18,169

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	28,710

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43,000	36,055

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	43,000	38,868

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	41,462	38,087

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	35,860	33,632

Semi-Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	$21,540	$20,696

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43,000	40,787

Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	300,000	(78,274)

JP Morgan Chase & Co. (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	20,000,000	(10,442,301)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	10,000,000	(127,479)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.86% Quarterly	30,000,000	(584,986)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	1.135% Quarterly	10,000,000	(103,985)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,000,000	(24,431)

Merrill Lynch & Co., Inc. (iBoxx IG)	June 20, 2010	Specified amount upon credit event notice	0.4% Quarterly	15,000,000	(224,728)

		Total Unrealized Appreciation/(Depreciation)			$(10,786,423)

4. Common Shares:

Of the 11,474,540 shares of common stock outstanding at June 30, 2008, Western Asset owns 11,975 shares.

5. Preferred Shares:

There are 2,880 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 2,880 Preferred Shares outstanding consist of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Dividends on the Series M and Series W Preferred Shares are cumulative and are paid at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. Dividend rates ranged from 2.91% to 5.60% between January 1, 2008 to June 30, 2008. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on the second business day preceding any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

6. Securities Lending:

Subject to applicable restrictions in the Fund’s Bylaws, the Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. As of June 30, 2008, there were no securities on loan.

7. Transactions with Affiliates:

The Fund has a management agreement with Western Asset Management Company (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. “Total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities. The liquidation preference of any Preferred Shares outstanding is not considered a liability. Pursuant to a Portfolio Management Agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

On May 1, 2007, Legg Mason Fund Adviser, Inc. replaced Princeton Administrators, LLC (“Princeton”) as administrator for the Fund. Under the terms of the Administration Agreement among the Fund, Western Asset and Legg Mason Fund Adviser, Inc. (“LMFA”), Western Asset pays LMFA, a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500. The compensation arrangements between the Fund and LMFA are identical to the previous arrangements between the Fund and Princeton.

8. Trustee Compensation:

Each Independent Trustee receives an aggregate fee of $70,000 annually for serving on the combined Board of Trustees/Directors of the Fund, Western Asset Income Fund and Western Asset Funds, Inc. Each Trustee also receives a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $25,000 per year for serving in such capacities. Each member of the Audit Committee receives a fee of $6,000 for serving as a member of the Audit Committee. Other committee members receive $3,000 for serving as a member of each committee upon which they serve. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Income Fund and Western Asset Funds, Inc. according to each such investment company’s average annual net assets. Trustee Ronald Olson receives from Western Asset an aggregate fee of $70,000 annually for serving on the combined Board of Trustees/Directors of the Fund, Western Asset Income Fund and Western Asset Funds, Inc., as well as a fee of $7,500 and related expenses for each meeting of the Board attended in person and a fee of $2,500 for participating in each telephonic meeting.

Semi-Annual Report to Shareholders

9. Recent Accounting Pronouncements:

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN48 supplements FASB Statement 109, Accounting for Income Taxes, and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006. Effective January 1, 2007, the Fund adopted FIN48. There was no material impact to the financial statements or disclosure related thereto as a result of this adoption.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

10. Shareholder Meeting Results:

The Fund’s annual meeting of shareholders was held on May 6, 2008. Of the 11,471,348 common shares outstanding, the following shares were voted at the meeting:

Election of Trustees:	For	Withheld
Ronald J. Arnault	11,127,136	121,430
Anita L. DeFrantz	11,125,996	122,570
R. Jay Gerken	11,133,374	115,192
Ronald L. Olsen	11,130,580	117,986
Avedick B. Poladian	11,127,449	121,117

Of the 2,880 preferred shares outstanding, the following shares were voted at the meeting:

Election of Trustees:	For	Withheld
Ronald J. Arnault	2,505	114
Anita L. DeFrantz	2,507	112
R. Jay Gerken	2,505	114
Ronald L. Olson	2,505	114
Avedick B. Poladian	2,505	114
William E.B. Siart	2,505	114
Jaynie Miller Studenmund	2,507	112

Western Asset Premier Bond Fund

The Board of Trustees

William E. B. Siart, Chairman

R. Jay Gerken

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Todd F. Kuehl, Chief Compliance Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

10 Exchange Place

London, England EC2A2EN

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, Maryland 21202

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

This report is transmitted to the shareholders of Western Asset Premier Bond Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees and on such terms as the Board of Trustees shall determine.

LMF-WEA/S(08/08)TN08-2800

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable for semiannual reports.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Premier Bond Fund
Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Premier Bond Fund
Date:	September 5, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Premier Bond Fund
Date:	September 5, 2008